Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other investments
Non-current other investments	€ 1,073	€ 925
Current other investments	7,931	9,159
Collateral assets
Other investments
Current other investments	698	3,107
Equity securities
Other investments
Non-current other investments	143	128
Non-current debt securities
Other investments
Non-current other investments	930	797
Non-current debt securities | Level 1 | Financial assets at amortised cost | Not measured at fair value in statement of financial position but for which fair value is disclosed
Other investments
Financial assets, at fair value	830	788
Non-current debt securities | VodafoneZiggo Group Holding B.V.
Other investments
Amounts receivable	885	764
Short-term investments
Other investments
Current other investments	4,795	4,007
Bonds and debt securities
Other investments
Current other investments	1,446	1,053
Bonds and debt securities | Germany
Other investments
Current other investments		499
Bonds and debt securities | Japanese
Other investments
Current other investments	681
Bonds and debt securities | FRANCE
Other investments
Current other investments	200	554
Bonds and debt securities | BELGIUM
Other investments
Current other investments	501	0
Bonds and debt securities | UK
Other investments
Current other investments	64	0
Managed investment funds
Other investments
Current other investments	€ 3,349	2,954
Liquid days	90 days
Other investments
Other investments
Current other investments	€ 2,438	2,045
Other investments | Level 1 | Financial assets at fair value
Other investments
Current other investments	1,460	1,057
Equity securities and managed investment funds | Level 1 | Financial assets at fair value
Other investments
Other investments	€ 91	€ 0